Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB. (Tables)	12 Months Ended
Dec. 31, 2022
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb.
Schedule of new and amendments standards and interpretations starting at the current year

Statement	Description	Impact
IAS16 - Fixed Assets – Resources Before Intended Use	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, which must be recognized in profit or loss.	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 9: Reform of the reference interest rate	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 16:	• Improvements in IFRS 16: Leases: The amendments exclude the concept of reimbursement for improvements in third-party properties.	These changes did not have any impact in the consolidated financial statements.

Schedule of new and revised standards and interpretations issued and not yet adopted

Accounting pronouncement	Description	Applicable to annual periods starting in or after
Amendments to IAS 1: Classification of liabilities as current or non-current and concept of materiality

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:

• Which means a right to postpone liquidation;

• That the right to postpone must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification

In February 2021, the IASB issued amendments to IAS1, providing guides and examples to help entities apply materiality judgment to the disclosure of accounting policies.

01/01/2023
Amendments to IAS 8: Definition of accounting estimates	The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction and how entities use measurement techniques and inputs to develop accounting estimates.	01/01/2023
Amendments to IFRS 10 - Consolidated Financial Statements and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Gains and losses resulting from (i) loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture accounted for using the equity method are recognized in the parent's income only in proportion to the interest held by investors not related to that affiliate or joint venture; (ii) remeasurement of investments retained in a former subsidiary at fair value are recognized in the former parent's income in proportion to the interest held by unrelated investors in the new associate or joint venture.	The effective date has not yet been set by the IASB